INVENTORIES (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
INVENTORIES
Raw materials	¥ 149,903,238		¥ 194,707,940
Works in progress	69,290		27,802
Finished goods	267,036,620		74,901,300
Inventories	417,009,148		269,637,042		$ 60,460,643
Write-down of inventories	¥ 8,991,793	$ 1,303,687	¥ 3,679,669	¥ 5,809,583